CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Apr. 30, 2014	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Current provision for royalties			$ 6,899	$ 6,231
Maximum royalties payable			12,407
Royalties paid			$ 3,403
Description of distribution fees payment			In consideration for the above, the distributor is obligated to pay the Company distribution fees of 190 million Yen (approximately $1.8 million), whereby 100 million Yen paid in September 2013 and 90 million Yen paid in 2019.
Revenue target			10.00%
Exclusivity fee		$ 1,000
Refundable fees	$ 600
Royalties rates			8.00%
Fixed rate			5.00%